Tax	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Tax

8. Tax

Tax on profit

	2018 $m	2017 Restated $m	2016 Restated $m
Income tax
UK corporation tax at 19.00% (2017: 19.25%, 2016: 20.00%):
Current period	10	10	10
Benefit of tax reliefs on which no deferred tax previously recognised	0	—	(7)
Adjustments in respect of prior periods	4	(2)	(1)

	14	8	2

Foreign tax:
Current period	95	210	151
Benefit of tax reliefs on which no deferred tax previously recognised	(1)	(13)	—
Adjustments in respect of prior periods[a]	(13)	2	(97)

	81	199	54

Total current tax	95	207	56

Deferred tax:
Origination and reversal of temporary differences	40	(8)	54
Changes in tax rates and tax laws[b]	1	(59)	(2)
Adjustments to estimated recoverable deferred tax assets[c]	(2)	(9)	(25)
Adjustments in respect of prior periods[a]	(1)	(16)	90

Total deferred tax	38	(92)	117

Total income tax charge for the year	133	115	173

Further analysed as tax relating to:
Profit before exceptional items[d]	160	203	185
Exceptional items:
Tax on exceptional items (note 6)	(22)	2	(12)
Exceptional tax (note 6)	(5)	(90)	—

	133	115	173

[a]	In 2016, included $83m in respect of a change in tax treatment being approved by the US tax authority.
[b]	In 2017, predominantly reflects a change in US tax rates following significant US tax reforms.
[c]	Represents a re-assessment of the recovery of recognised and off-balance sheet deferred tax assets in line with the Group’s profit forecasts.
[d]	Includes $94m (2017: $157m, 2016: $160m) in respect of US taxes.

All items above relate to continuing operations.

	Total[a]			Before exceptional items and System Fund[b]
	2018%	2017 Restated %	2016 Restated %	2018%	2017 Restated %	2016 Restated %
Reconciliation of tax charge
UK corporation tax at standard rate	19.0	19.3	20.0	19.0	19.3	20.0
Tax credits	(0.5)	(0.5)	(2.2)	(0.3)	(0.5)	(2.2)
System Fund results[d]	5.0	0.9	(1.2)	(0.5)	(0.4)	(0.2)
Other permanent differences	0.6	0.8	3.5	0.3	0.6	3.6
Non-recoverable withholding taxes[e]	0.7	0.3	0.7	0.5	0.3	0.7
Net effect of different rates of tax in overseas businesses[c]	4.6	14.6	12.6	3.8	13.7	13.4
Effects of changes in tax rates resulting from significant US tax reform	0	(9.3)	—	0	—	—
Release of provision for taxation on unremitted earnings following significant US tax reform	0	(7.8)	—	0	—	—
Transition tax liability arising from significant US tax reform	0	4.8	—	0	—	—
Effect of other changes in tax rates and tax laws	0.3	0.3	0.3	0.2	0.3	0.3
Benefit of tax reliefs on which no deferred tax previously recognised	(0.4)	(1.9)	(1.1)	(0.3)	(1.8)	(1.1)
Effect of adjustments to estimated recoverable deferred tax assets	0.1	(1.4)	(4.0)	0.1	(1.3)	(4.0)
Adjustment to tax charge in respect of prior periods	(2.0)	(2.6)	(1.2)	(1.0)	(1.1)	(1.1)

	27.4	17.5	27.4	21.8	29.1	29.4

[a]	Calculated in relation to total profits including exceptional items.
[b]	Calculated in relation to profits excluding exceptional items and System Fund earnings.
[c]	Before exceptional items and System Fund includes 4.2%pt (2017: 13.3%pt, 2016: 12.2%pt) driven by the relatively high US federal tax rate.
[d]	The System Fund results are, in general, not subject to taxation.
[e]

In 2018, IHG recognised a benefit in respect of the offset of foreign taxes arising in 2018 against its 2017 tax. The Group does not anticipate such benefit in future periods, leading to an increase in irrecoverable tax by up to 2%pts on to the underlying rate before exceptional items and System Fund.

A reconciliation between total tax rate and tax rate before exceptional items and System Fund is shown below:

	2018			2017 Restated			2016 Restated
	Profit $m	Tax $m	Rate %	Profit $m	Tax $m	Rate %	Profit $m	Tax $m	Rate %
Group income statement	485	133	27.4	656	115	17.5	632	173	27.4
Adjust for:
Exceptional items and tax (note 6)	104	27	0	(4)	88		29	12
System Fund revenue	(1,233)	0	0	(1,242)	—		(1,199)	—
System Fund expenses	1,379	0	0	1,276	—		1,164	—
Other	0	0	0	—	(3)		—	(1)

	735	160	21.8	686	200	29.1	626	184	29.4

Tax paid

Total net tax paid during the year of $68m (2017: $172m, 2016: $130m) comprises $66m (2017: $147m, 2016: $130m) paid in respect of operating activities and $2m (2017: $25m, 2016: $nil) paid in respect of investing activities. A reconciliation of tax paid to the total tax charge in the income statement follows:

	2018 $m	2017 $m	2016 $m
Current tax charge in the income statement	95	207	56
Current tax credit in the statement of comprehensive income	(1)	—	(12)
Current tax credit taken directly to equity	(8)	(12)	(8)

Total current tax charge	86	195	36

Movements to tax contingencies within the income statement[a]	4	3	11
Timing differences of cash tax paid and foreign exchange differences[b]	(22)	(26)	83

Tax paid per cash flow	68	172	130

[a]	Tax contingency movements are included within the current tax charge but do not impact cash tax paid in the year.
[b]	The timing difference in 2016 was predominantly in respect of the US where the payment regulations resulted in a large overpayment in the year.

Current tax

Within current tax payable is $29m (2017: $42m) in respect of uncertain tax positions.

The calculation of the Group’s total tax charge involves consideration of applicable tax laws and regulations in many jurisdictions throughout the world. From time to time, the Group is subject to tax audits and uncertainties in these jurisdictions. The issues involved can be complex and disputes may take a number of years to resolve.

Where the interpretation of local tax law is not clear, management relies on judgement and accounting estimates to ensure all uncertain tax positions are adequately provided for in the Group Financial Statements. This may involve consideration of some or all of the following factors:

•	Strength of technical argument, impact of case law and clarity of legislation;

•	Professional advice;

•	Experience of interactions, and precedents set, with the particular taxing authority; and

•	Agreements previously reached in other jurisdictions on comparable issues.

The largest single contingency item within the current tax payable balance does not exceed $8m (2017: $8m).

Deferred tax

	Property, plant, equipment and software $m	Other intangible assets[a] $m	Application fees and contract costs[a] $m	Deferred gains on loan notes $m	Deferred gains on investments $m	Losses $m	Employee benefits $m	Undistributed earnings of subsidiaries[b] $m	Other short-term temporary differences[a,c] $m	Total[a] $m
At 1 January 2017	120	(5)	(36)	52	78	(44)	(27)	59	(96)	101
Income statement[c]	(22)	13	11	(18)	(24)	1	(4)	(61)	12	(92)
Statement of comprehensive income	—	—	—	—	—	—	10	(1)	4	13
Statement of changes in equity	—	—	—	—	—	—	—	—	3	3
Exchange and other adjustments	—	(1)	—	—	—	3	1	3	(5)	1

At 31 December 2017	98	7	(25)	34	54	(40)	(20)	—	(82)	26
Income statement	26	9	(4)	1	2	4	0	2	(2)	38
Assets of businesses acquired	(4)	11	0	0	0	0	0	0	(10)	(3)
Statement of comprehensive income	0	0	0	0	0	0	2	0	2	4
Statement of changes in equity	0	0	0	0	0	0	0	0	5	5
Exchange and other adjustments	0	0	0	0	0	1	0	0	0	1

At 31 December 2018	120	27	(29)	35	56	(35)	(18)	2	(87)	71

[a]	Restated for the adoption of IFRS 15.
[b]	In 2017, release largely as a result of the impact of the new US transition tax charge.
[c]	Primarily relates to provisions, accruals, amortisation and share-based payments and contingent purchase consideration.
[d]	Movements largely reflect the impact of significant US tax reform enacted in 2017.

Deferred gains on investments represent tax which would crystallise upon a sale of a related joint venture, associate or other equity investment. Deferred gains on loan notes represent tax which is expected to fall due for payment in 2025 (2017: 2025). The deferred tax asset recognised in respect of losses of $35m (2017: $40m) is wholly in respect of revenue losses. A deferred tax asset of $nil (2017: $2m) is recognised in a legal entity which suffered a tax loss in the current or preceding period in 2017; this asset was recognised based on the profit forecast of the entity in question. Offset against deferred tax assets is $nil (2017: $5m) in respect of uncertain tax positions.

The closing balance is further analysed by key territory as follows:

	Property, plant, equipment and software $m	Other intangible assets $m	Application fees and contract costs $m	Deferred gains on loan notes $m	Deferred gains on investments $m	Losses $m	Employee benefits $m	Undistributed earnings of subsidiaries $m	Other short-term temporary differences $m	Total $m
UK	(7)	(4)	1	0	0	(15)	(4)	0	(24)	(53)
US	127	27	(34)	35	56	(16)	(14)	2	(59)	124
Other	0	4	4	0	0	(4)	0	0	(4)	0

	120	27	(29)	35	56	(35)	(18)	2	(87)	71

The analysis of the deferred tax balance after considering the offset of assets and liabilities within entities where there is a legal right to do so is as follows:

	2018 $m	2017 Restated $m
Analysed as:
Deferred tax assets	(60)	(75)
Deferred tax liabilities	131	101

	71	26

The Group does not recognise deferred tax assets if it cannot anticipate being able to offset them against future profits or gains. The total unrecognised deferred tax position is as follows:

	Gross		Unrecognised deferred tax
	2018 $m	2017 $m	2018 $m	2017 $m
Revenue losses	448	452	67	76
Capital losses	516	515	90	99

Total losses	964	967	157	175
Other[a]	25	35	6	9

Total	989	1,002	163	184

[a]	Primarily relates to costs incurred in prior years for which relief has not been obtained.

There is no expiry date to any of the above unrecognised assets other than for the losses as shown in the table below:

	Gross		Unrecognised deferred tax
	2018 $m	2017 $m	2018 $m	2017 $m
Expiry date:
2021	28	21	6	5
2022	10	11	2	3
2023	1	1	0	—
2024	4	20	0	1
2025	92	92	21	23
After 2025	46	26	3	3

No deferred tax liability has been recognised in respect of $0.8bn (2017: $0.5bn) of taxable temporary differences relating to subsidiaries (comprising undistributed earnings and net inherent gains) because the Group is in a position to control the timing of the reversal of these temporary differences and it is probable that such differences will not reverse in the foreseeable future.

Tax risks, policies and governance

LOGO	Information concerning the Group’s tax governance can be found in the Taxation section of the Strategic Report on page 50.

Factors that may affect the future tax charge

Many factors will affect the Group’s future tax rate, the key ones being future legislative developments, future profitability of underlying subsidiaries and tax uncertainties.

There are many potential future changes to worldwide taxation systems as a result of the potential adoption by individual territories of recommendations of the OECD’s Base Erosion and Profit Shifting project, and other similar initiatives being driven by governments and tax authorities. The Group continues to monitor activity in this area.

At the current time, the exact detail of the United Kingdom’s exit from the European Union is unknown. Based upon the Group’s profile and areas that have been publicly discussed, the Group does not anticipate the exit to cause a material impact on its future effective base tax rate.